Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Selected Financial Information Relating to Group's Segments

The following table presents selected financial information relating to the Group’s segments:

For the year ended December 31, 2021:	Overseas art study services	Other educational services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	181,035,267	21,174,198	—	202,209,465
Operating cost and expenses:
Cost of revenues	81,964,815	14,154,713	1,294,387	97,413,915
Research and development	4,176,398	3,148,402	4,476,745	11,801,545
Selling and marketing	60,436,932	5,598,532	113,996	66,149,460
Unallocated corporate expenses*	—	—	—	93,256,046
Total operating cost and expenses	146,578,145	22,901,647	5,885,128	268,620,966
Other operating income, net	—	—	22,018	22,018
Income (Loss) from continuing operations	34,457,122	(1,727,449)	(5,863,110)	(66,389,483)
Other income, net				28,439,789
Loss from continuing operations before income taxes				(37,949,694)

For the year ended December 31, 2020:	Overseas art study services	Other educational services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	138,703,946	20,025,679	3,437,922	162,167,547
Operating cost and expenses:
Cost of revenues	83,972,820	9,954,371	4,593,836	98,521,027
Research and development	1,834,597	150,622	6,847,269	8,832,488
Selling and marketing	49,804,055	3,266,430	429,566	53,500,051
Unallocated corporate expenses*	—	—	—	100,097,849
Impairment loss of intangible assets and other non-current assets	—	—	3,120,425	3,120,425
Provision for loan receivable and other receivables	—	—	5,904,305	5,904,305
Total operating cost and expenses	135,611,472	13,371,423	20,895,401	269,976,145
Other operating income, net	167,016	94,340	68,868	330,224
Income (Loss)from continuing operations	3,259,490	6,748,596	(17,388,611)	(107,478,374)
Other loss, net				(3,375,210)
Loss from continuing operations before income taxes				(110,853,584)

For the year ended December 31, 2019:	Overseas art study services	Other educational services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	82,376,727	9,045,411	6,348,029	97,770,167
Operating cost and expenses:
Cost of revenues	50,365,985	5,729,940	5,818,577	61,914,502
Research and development	—	—	11,817,255	11,817,255
Selling and marketing	27,859,200	1,217,014	5,035,998	34,112,212
Unallocated corporate expenses*	—	—	—	81,923,516
Impairment loss of intangible assets and other non-current assets	—	—	8,932,439	8,932,439
Provision for loan receivable and other receivables	—	—	17,430,825	17,430,825
Total operating cost and expenses	78,225,185	6,946,954	49,035,094	216,130,749
Other operating income, net	—	—	588,147	588,147
Income (Loss) from continuing operations	4,151,542	2,098,457	(42,098,918)	(117,772,435)
Other loss, net				(23,489,180)
Loss from continuing operations before income taxes				(141,261,615)

*Unallocated corporate expenses represent the general and administrative expenses for the years ended December 31, 2019, 2020 and 2021.